SCHEDULE OF LONG-TERM INVESTMENTS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Equity Method Investments and Joint Ventures [Abstract]
Equity method investments		¥ 92,579	¥ 99,551
Equity securities accounted for under measurement alternative		209,114	218,407
Equity securities with readily determinable fair values		6,263	46,576
Total long-term investments	$ 44,037	¥ 307,956	¥ 364,534